TRANSAMERICA IDEX MUTUAL FUNDS

Supplement dated December 14, 2005 to the Prospectus dated March 1, 2005, as previously supplemented

Please read the following information in conjunction with prior supplements to the Prospectus

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TA IDEX American Century International; TA IDEX American Century Large Company Value; TA IDEX Clarion Global Real Estate Securities; TA IDEX Jennison Growth; TA IDEX Marsico Growth; TA IDEX PIMCO Real Return TIPS; TA IDEX PIMCO Total Return; TA IDEX Salomon Investors Value; TA IDEX T. Rowe Price Health Sciences; TA IDEX T. Rowe Price Small Cap; TA IDEX T. Rowe Price Tax-Efficient Growth

The following information supplements the information concerning the series listed above in the Prospectus:

Effective at the close of business on October 31, 2005, each of TA IDEX American Century International, TA IDEX American Century Large Company Value, TA IDEX Clarion Global Real Estate Securities, TA IDEX Jennison Growth, TA IDEX Marsico Growth, TA IDEX PIMCO Real Return TIPS, TA IDEX PIMCO Total Return, TA IDEX Salomon Investors Value, TA IDEX T. Rowe Price Health Sciences, TA IDEX T. Rowe Price Small Cap, and TA IDEX T. Rowe Price Tax-Efficient Growth (each a “Fund” and, collectively, the “Funds”) are closed to new investors and no longer sell shares (including sales as part of exchange transactions) to prospective investors who were not shareholders of record as of the close of business on that date.

Shareholders of record of a Fund as of October 31, 2005 may continue to purchase shares of that Fund for a period of approximately four months. Thereafter, except as noted below, each Fund will cease accepting new investments by existing shareholders (other than reinvestment of dividends and distributions), and cease the payment by each class of shares of the Fund of distribution and service (Rule 12b-1) fees, effective on or about the close of business on February 28, 2006.

Effective November 1, 2005, contingent deferred sales charges will not be charged on redemptions of Class A, Class B or Class C shares of the Funds.

After February 28, 2006, each Fund may continue selling its shares to the other series of Transamerica IDEX Mutual Funds (“TA IDEX”) and other investment companies in the same group of investment companies as TA IDEX, and may consolidate shares of its various classes into a single share class. Shareholders of a Fund may exchange Fund shares for shares of another series of TA IDEX (subject to the above) or redeem their Fund shares in the manner set forth in the Prospectus.

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TA IDEX Asset Allocation – Growth Portfolio

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Asset Allocation – Growth Portfolio:

On page 6, in the table entitled “Average Annual Total Returns as of 12/31/04” the information showing the total return of the Dow Jones Wilshire 5000 Total Market Index should be deleted and replaced with the following information:

1 Year: 12.62%	Life of Fund: 7.04%

On page 6, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.23%	0.23%	0.17%
Total annual fund operating expenses	0.68%	1.33%	1.27%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	0.68%	1.33%	1.27%

Footnote d under the same table is hereby amended to read as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect deduction of distribution and service (12b-1) fees from the fund’s assets only, and not (in part) from the assets of the underlying funds.

Footnote e under the same table is deleted in its entirety. Footnote f is amended and becomes footnote e as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2006, to waive fees and/or to reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

On page 7, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$616	$756	$908	$1,350
B+	$635	$721	$829	$1,423
C	$229	$403	$697	$1,534
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$616	$756	$908	$1,350
B+	$135	$421	$729	$1,423
C	$129	$403	$697	$1,534

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The section entitled “Underlying Fund Expenses” is hereby deleted in its entirety and replaced by the following:

Shareholders in the fund will bear indirectly the proportionate expenses of the Class I shares of the underlying TA IDEX funds in which the fund invests.

After combining the total net operating expenses of the fund with the weighted average of the estimated total net operating expense ratios of the Class I shares of the underlying funds in which it invested as of the close of the fund’s last fiscal year, adjusted for anticipated holdings in November 2005, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:

Class A	Class B	Class C
1.67%	2.32%	2.26%

These expense ratios are estimates only, and may vary.

Note: Prior to November 1, 2005, the fund invested in Class A shares of the underlying TA IDEX funds. Because Class A shares of the underlying funds paid a distribution and service (12b-1) fee of up to 0.35% of average daily net assets annually, the fund’s Class A, B and C shares had reduced their 12b-1 fees by the amount of the underlying funds’ 12b-1 fees. Consequently, the fund showed different fees in its annual fund operating expenses table under “Distribution and Service (12b-1) fees” and in the estimates immediately above.

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TA IDEX Asset Allocation – Moderate Growth Portfolio

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Asset Allocation – Moderate Growth Portfolio:

On page 10, the first sentence under the heading “Past Performance” is hereby amended to read as follows:

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index), a widely recognized unmanaged index of market performance which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges, and the Lehman Brothers Aggregate Bond Index (“LBABI”) (secondary), which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years.

On page 10, in the table entitled “Average Annual Total Returns as of 12/31/04” the information showing the total return of the Dow Jones Wilshire 5000 Total Market Index should be deleted and replaced with the following information:

1 Year: 12.62%	Life of Fund: 7.04%

On page 10, the following is added to the last row of the table entitled “Average Annual Total Return as of 12/31/04:”

LBABI Index (Secondary)[4] (reflects no deduction for fees expenses or taxes)	4.34%	5.89%

The following is added as footnote 4 under the same table:

This index was added on March 2, 2005 as a secondary benchmark to make more meaningful comparisons of the fund’s performance relative to the strategy it employs.

On page 10, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.14%
Total annual fund operating expenses	0.62%	1.29%	1.24%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	0.62%	1.29%	1.24%

Footnote d under the same table is hereby amended to read as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect deduction of distribution and service (12b-1) fees from the fund’s assets only, and not (in part) from the assets of the underlying funds.

Footnote e under the same table is deleted in its entirety. Footnote f is amended and becomes footnote e as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2006, to waive fees and/or to reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

On page 11, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$610	$738	$877	$1,282
B+	$631	$709	$808	$1,372
C	$226	$393	$681	$1,500
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$610	$738	$877	$1,282
B+	$131	$409	$708	$1,372
C	$126	$393	$681	$1,500

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The section entitled “Underlying Fund Expenses” is hereby deleted in its entirety and replaced by the following:

Shareholders in the fund will bear indirectly the proportionate expenses of the Class I shares of the underlying TA IDEX funds in which the fund invests.

After combining the total net operating expenses of the fund with the weighted average of the estimated total net operating expense ratios of the Class I shares of the underlying funds in which it invested as of the close of the fund’s last fiscal year, adjusted for anticipated holdings in November 2005, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:

Class A	Class B	Class C
1.54%	2.21%	2.16%

These expense ratios are estimates only, and may vary.

Note: Prior to November 1, 2005, the fund invested in Class A shares of the underlying TA IDEX funds. Because Class A shares of the underlying funds paid a distribution and service (12b-1) fee of up to 0.35% of average daily net assets annually, the fund’s Class A, B and C shares had reduced their 12b-1 fees by the amount of the underlying funds’ 12b-1 fees. Consequently, the fund showed different fees in its annual fund operating expenses table under “Distribution and Service (12b-1) fees” and in the estimates immediately above.

* * *

TA IDEX Asset Allocation – Moderate Portfolio

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Asset Allocation – Moderate Portfolio:

On page 14, in the table entitled “Average Annual Total Returns as of 12/31/04” the information showing the total return of the Dow Jones Wilshire 5000 Total Market Index should be deleted and replaced with the following information:

1 Year: 12.62%	Life of Fund: 7.04%

On page 14, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.15%	0.17%	0.13%
Total annual fund operating expenses	0.60%	1.27%	1.23%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	0.60%	1.27%	1.23%

Footnote d under the same table is hereby amended to read as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect deduction of distribution and service (12b-1) fees from the fund’s assets only, and not (in part) from the assets of the underlying funds.

Footnote e under the same table is deleted in its entirety. Footnote f is amended and becomes footnote e as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2006, to waive fees and/or to reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

On page 15, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$608	$732	$866	$1,259
B+	$629	$703	$797	$1,349
C	$225	$390	$676	$1,489
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$608	$732	$866	$1,259
B+	$129	$403	$697	$1,349
C	$125	$390	$676	$1,489

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The section entitled “Underlying Fund Expenses” is hereby deleted in its entirety and replaced by the following:

Shareholders in the fund will bear indirectly the proportionate expenses of the Class I shares of the underlying TA IDEX funds in which the fund invests.

After combining the total net operating expenses of the fund with the weighted average of the estimated total net operating expense ratios of the Class I shares of the underlying funds in which it invested as of the close of the fund’s last fiscal year, adjusted for anticipated holdings in November 2005, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:

Class A	Class B	Class C
1.47%	2.14%	2.10%

These expense ratios are estimates only, and may vary.

Note: Prior to November 1, 2005, the fund invested in Class A shares of the underlying TA IDEX funds. Because Class A shares of the underlying funds paid a distribution and service (12b-1) fee of up to 0.35% of average daily net assets annually, the fund’s Class A, B and C shares had reduced their 12b-1 fees by the amount of the underlying funds’ 12b-1 fees. Consequently, the fund showed different fees in its annual fund operating expenses table under “Distribution and Service (12b-1) fees” and in the estimates immediately above.

* * *

TA IDEX Asset Allocation – Conservative Portfolio

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Asset Allocation – Conservative Portfolio:

On page 18, the first sentence under the heading “Past Performance” is hereby amended to read as follows:

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers Aggregate Bond Index (LBABI Index), a widely recognized unmanaged index of market performance which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years, and the Dow Jones Wilshire 5000 Total Market Index (Wilshire 5000 Index) (secondary), which tracks the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges.

On page 18, the following is added to the last row of the table entitled “Average Annual Total Return as of 12/31/04:”

Wilshire 5000 Index (Secondary)[4] (reflects no deduction for fees expenses or taxes)	12.62%	7.04%

The following is added as footnote 4 under the same table:

This index was added on March 2, 2005 as a secondary benchmark to make more meaningful comparisons of the fund’s performance relative to the strategy it employs.

On page 18, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.16%	0.16%	0.14%
Total annual fund operating expenses	0.61%	1.26%	1.24%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	0.61%	1.26%	1.24%

Footnote d under the same table is hereby amended to read as follows:

d Annual fund operating expenses are based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect deduction of distribution and service (12b-1) fees from the fund’s assets only, and not (in part) from the assets of the underlying funds.

Footnote e under the same table is deleted in its entirety. Footnote f is amended and becomes footnote e as follows:

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2006, to waive fees and/or to reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%.

On page 19, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$609	$735	$872	$1,270
B+	$628	$700	$792	$1,343
C	$226	$393	$681	$1,500
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$609	$735	$872	$1,270
B+	$128	$400	$692	$1,343
C	$126	$393	$681	$1,500

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The section entitled “Underlying Fund Expenses” is hereby deleted in its entirety and replaced by the following:

Shareholders in the fund will bear indirectly the proportionate expenses of the Class I shares of the underlying TA IDEX funds in which the fund invests.

After combining the total net operating expenses of the fund with the weighted average of the estimated total net operating expense ratios of the Class I shares of the underlying funds in which it invested as of the close of the fund’s last fiscal year, adjusted for anticipated holdings in November 2005, the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:

Class A	Class B	Class C
1.46%	2.11%	2.09%

These expense ratios are estimates only, and may vary.

Note: Prior to November 1, 2005, the fund invested in Class A shares of the underlying TA IDEX funds. Because Class A shares of the underlying funds paid a distribution and service (12b-1) fee of up to 0.35% of average daily net assets annually, the fund’s Class A, B and C shares had reduced their 12b-1 fees by the amount of the underlying funds’ 12b-1 fees. Consequently, the fund showed different fees in its annual fund operating expenses table under “Distribution and Service (12b-1) fees” and in the estimates immediately above.

* * *

TA IDEX American Century Large Company Value

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX American Century Large Company Value:

On page 22, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.83%	0.83%	0.83%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.78%	0.39%	0.67%
Total annual fund operating expenses	1.96%	2.22%	2.50%
Expense reduction[e]	(0.16)%	(0.00)%	(0.05)%
Net operating expenses	1.80%	2.22%	2.45%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.45%.

On page 23, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$723	$1,117	$1,535	$2,697
B+	$725	$994	$1,290	$2,554
C	$348	$774	$1,326	$2,832
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$723	$1,117	$1,535	$2,697
B+	$225	$694	$1,190	$2,554
C	$248	$774	$1,326	$2,832

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX Clarion Global Real Estate Securities

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Clarion Global Real Estate Securities:

At a meeting held on July 26, 2005, the Board of Trustees of Transamerica IDEX Mutual Funds approved certain changes to the principal investment strategies of the fund to permit investment of the fund’s assets in issuers economically tied to countries other than the United States, as well as a change of the fund’s name to “TA IDEX Clarion Global Real Estate Securities.”

Accordingly, effective November 1, 2005, all references to the fund’s old name in the fund’s Prospectus are hereby changed to “TA IDEX Clarion Global Real Estate Securities.” In addition, effective November 1, 2005, the second and third paragraphs under the section entitled “Principal Strategies and Policies” on page 25 of the fund’s Prospectus are hereby replaced by the following information:

Under normal conditions, the fund will invest at least 80% of its assets in a portfolio of equity securities of issuers that are principally engaged in the real estate industry. In selecting investments for the fund, Clarion will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. The fund’s portfolio will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade. As a general matter, these investments are expected to be in common stocks of large-, mid- and small-sized issuers, including real estate investment trusts (“REITs”).

Clarion uses a disciplined two-step process for constructing the fund’s portfolio. First, Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers, through which it examines several factors, including value and property, capital structure, and management and strategy. Clarion may decide to sell investments held by the fund for a variety of reasons, such as to secure gains, limit losses, or redeploy fund investments into opportunities believed to be more promising. Clarion also may engage in frequent and active trading of fund investments to achieve the fund’s investment objective.

Effective November 1, 2005, the following information is hereby added after the paragraph titled “Stocks” under the section entitled “Principal Risks” on page 25 of the fund’s Prospectus:

Foreign Securities

Investments in foreign securities, including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

●	changes in currency values
●	currency speculation
●	currency trading costs
●	different accounting and reporting practices
●	less information available to the public
●	less (or different) regulation of securities markets
●	more complex business negotiations
●	less liquidity
●	more fluctuations in prices
●	delays in settling foreign securities transactions
●	higher costs for holding shares (custodial fees)
●	higher transaction costs
●	vulnerability to seizure and taxes
●	political instability and small markets
●	different market trading days.

REITs

Equity REITs can be affected by changes in the value of the properties owned. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent, or poor management. A REIT’s performance also depends on the ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.

Small- or Medium-Sized Companies

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Portfolio Turnover

The fund may engage in a significant number of short-term transactions, which may adversely affect fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

On page 27, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	1.00%	0.47%	0.89%
Total annual fund operating expenses	2.15%	2.27%	2.69%
Expense reduction[e]	(0.40)%	(0.00)%	(0.29)%
Net operating expenses	1.75%	2.27%	2.40%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.40%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%.

On page 27, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$718	$1,150	$1,606	$2,866
B+	$730	$1,009	$1,315	$2,605
C	$343	$ 808	$1,399	$3,001
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$718	$1,150	$1,606	$2,866
B+	$230	$ 709	$1,215	$2,605
C	$243	$ 808	$1,399	$3,001

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX Great Companies - America

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Great Companies - America:

The following is added after the discussion of “Growth Stocks” under the section entitled “Principal Risks”:

Value Risk

The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

On page 31, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.78%	0.78%	0.78%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.39%	0.36%	0.43%
Total annual fund operating expenses	1.52%	2.14%	2.21%
Expense reduction[e]	(0.00)%	(0.00)%	(0.04)%
Net operating expenses	1.52%	2.14%	2.17%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.17%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.17%.

On page 32, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$696	$1,003	$1,332	$2,260
B+	$717	$969	$1,248	$2,312
C	$321	$687	$1,180	$2,539
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$696	$1,003	$1,332	$2,260
B+	$217	$669	$1,148	$2,312
C	$221	$687	$1,180	$2,539

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 32, the section entitled “Sub-Advisory Fee” is hereby deleted in its entirety and replaced by the following:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets. The percentage for the fund is as follows: 0.35% of the first $500 million of average daily net assets; 0.30% of the next $500 million of average daily net assets; and 0.25% of average daily net assets in excess of $1 billion.

* * *

TA IDEX Great Companies - Technology

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Great Companies - Technology:

On page 35, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.82%	0.72%	1.33%
Total annual fund operating expenses	1.97%	2.52%	3.13%
Expense reduction[e]	(0.42)%	(0.32)%	(0.93)%
Net operating expenses	1.55%	2.20%	2.20%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%.

On page 36, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$699	$1,096	$1,517	$2,688
B+	$723	$1,054	$1,412	$2,697
C	$323	$ 879	$1,559	$3,375
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$699	$1,096	$1,517	$2,688
B+	$223	$ 754	$1,312	$2,697
C	$223	$ 879	$1,559	$3,375

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 36, the section entitled “Sub-Advisory Fee” is hereby deleted in its entirety and replaced by the following:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets. The percentage for the fund is as follows: 0.40% of the first $250 million of average daily net assets; 0.35% of the next $250 million of average daily net assets; and 0.30% of average daily net assets in excess of $500 million.

* * *

TA IDEX Janus Growth

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Janus Growth:

The following information is added after the discussion of “Foreign Securities” under the section entitled “Principal Risks”:

Repurchase Agreements

Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money.

Futures

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

•	Inaccurate market predictions
•	Imperfect correlation
•	Illiquidity
•	Tax considerations

On page 39, the first sentence under the heading “Past Performance” is hereby amended to read as follows:

The bar chart and the table on the next page provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 Growth Index (Russell 1000 Growth) (secondary).

On page 39, the following is added to the last row of the table entitled “Average Annual Total Return as of 12/31/04:”

Russell 1000 Growth (Secondary)[5] (reflects no deduction for fees expenses or taxes)	6.30%	(9.29)%	9.59%

The following is added as footnote 5 under the same table:

This index was added on March 21, 2005 as a secondary benchmark to make more meaningful comparisons of the fund’s performance relative to the strategy it employs.

On page 39, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C	T
Management fees	0.77%	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%	0.00%
Other expenses	0.35%	0.50%	0.64%	1.03%
Total annual fund operating expenses	1.47%	2.27%	2.41%	1.80%
Expense reduction[e]	(0.00)%	(0.00)%	(0.11)%	(0.50)%
Net operating expenses	1.47%	2.27%	2.30%	1.30%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.30%, excluding 12b-1 fees.

On page 40, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$691	$ 989	$1,309	$2,211
B+	$730	$1,009	$1,315	$2,404

C	$333	$ 741	$1,276	$2,738
T	$971	$1,324	$1,699	$2,748
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$691	$ 989	$1,309	$2,211
B+	$230	$ 709	$1,215	$2,404
C	$233	$ 741	$1,276	$2,738
T	$971	$1,324	$1,699	$2,748

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX Jennison Growth

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Jennison Growth:

On page 44, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.69%	0.41%	0.77%
Total annual fund operating expenses	1.84%	2.21%	2.57%
Expense reduction[e]	(0.09)%	(0.00)%	(0.17)%
Net operating expenses	1.75%	2.21%	2.40%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.40%, excluding 12b-1 fees.

On page 44, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$718	$1,089	$1,483	$2,583
B+	$724	$991	$1,285	$2,544
C	$343	$783	$1,350	$2,892
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$718	$1,089	$1,483	$2,583
B+	$224	$691	$1,185	$2,544
C	$243	$783	$1,350	$2,892

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX Marsico Growth

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Marsico Growth:

On page 49, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.66%	0.42%	0.52%
Total annual fund operating expenses	1.81%	2.22%	2.32%
Expense reduction[e]	(0.06)%	(0.00)%	(0.00)%
Net operating expenses	1.75%	2.22%	2.32%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.40%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%.

On page 49, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$718	$1,083	$1,471	$2,555
B+	$725	$994	$1,290	$2,554
C	$335	$724	$1,240	$2,656
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$718	$1,083	$1,471	$2,555
B+	$225	$694	$1,190	$2,554
C	$235	$724	$1,240	$2,656

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX Salomon All Cap

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Salomon All Cap:

On page 54, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.55%	0.38%	0.43%
Total annual fund operating expenses	1.70%	2.18%	2.23%
Expense reduction[e]	(0.15)%	(0.00)%	(0.03)%
Net operating expenses	1.55%	2.18%	2.20%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees.

On page 54, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$699	$1,042	$1,409	$2,436
B+	$721	$ 982	$1,270	$2,392
C	$323	$ 694	$1,192	$2,562
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$699	$1,042	$1,409	$2,436
B+	$221	$ 682	$1,170	$2,392
C	$223	$ 694	$1,192	$2,562

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 54, the section entitled “Sub-Advisory Fee” is hereby deleted in its entirety and replaced by the following:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets. The percentage for the fund is as follows: 0.30% of the first $20 million of average daily net assets; 0.50% of the next $80 million of average daily net assets; and 0.40% of average daily net assets over $100 million.

* * *

TA IDEX Salomon Investors Value

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Salomon Investors Value:

On page 58, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	1.23%	0.72%	1.11%
Total annual fund operating expenses	2.38%	2.52%	2.91%
Expense reduction[e]	(0.83)%	(0.32)%	(0.71)%
Net operating expenses	1.55%	2.20%	2.20%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%.

On page 58, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$699	$1,177	$1,680	$3,057
B+	$723	$1,054	$1,412	$2,832

C	$323	$ 834	$1,471	$3,182
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$699	$1,177	$1,680	$3,057
B+	$223	$ 754	$1,312	$2,832
C	$223	$ 834	$1,471	$3,182

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX T. Rowe Price Health Sciences

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX T. Rowe Price Health Sciences:

On page 63, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	1.12%	0.55%	1.34%
Total annual fund operating expenses	2.47%	2.55%	3.34%
Expense reduction[e]	(0.52)%	(0.00)%	(0.74)%
Net operating expenses	1.95%	2.55%	2.60%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.60%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.60%.

On page 63, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$737	$1,230	$1,749	$3,165
B+	$758	$1,094	$1,455	$2,885
C	$363	$ 959	$1,677	$3,581
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$737	$1,230	$1,749	$3,165
B+	$258	$ 794	$1,355	$2,885
C	$263	$ 959	$1,677	$3,581

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX T. Rowe Price Small Cap

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX T. Rowe Price Small Cap:

On page 68, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	1.11%	0.76%	1.07%
Total annual fund operating expenses	2.21%	2.51%	2.82%
Expense reduction[e]	(0.51)%	(0.16)%	(0.47)%
Net operating expenses	1.70%	2.35%	2.35%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.35%, excluding 12b-1 fees.

On page 68, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$713	$1,157	$1,626	$2,917
B+	$738	$1,066	$1,421	$2,834
C	$338	$ 830	$1,447	$3,114
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$713	$1,157	$1,626	$2,917
B+	$238	$ 766	$1,321	$2,834
C	$238	$ 830	$1,447	$3,114

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX T. Rowe Price Tax-Efficient Growth

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX T. Rowe Price Tax-Efficient Growth:

On page 73, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	1.10%	0.74%	1.46%
Total annual fund operating expenses	2.20%	2.49%	3.21%
Expense reduction[e]	(0.50)%	(0.14)%	(0.86)%
Net operating expenses	1.70%	2.35%	2.35%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.35%, excluding 12b-1 fees.

On page 73, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$713	$1,155	$1,622	$2,908
B+	$738	$1,062	$1,413	$2,815
C	$338	$ 909	$1,604	$3,454
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$713	$1,155	$1,622	$2,908
B+	$238	$ 762	$1,313	$2,815
C	$238	$ 909	$1,604	$3,454

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX Transamerica Equity

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Equity:

On page 76, the first sentence under the heading “Past Performance” is hereby amended to read as follows:

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 Growth Index (Russell 1000 Growth), that measures the general performance of the market.

On page 77, the following is hereby added right above the last row of the table entitled “Average Annual Total Return as of 12/31/04”:

Russell 1000 Growth Index (reflects no deduction for fees expenses or taxes)	6.30%	(9.58)%

The following is added as footnote 4 to the S&P 500 Index under the same table:

This index served as the fund’s benchmark prior to March 2, 2005. This index change was made to more accurately reflect the principal strategies and policies of this fund.

On page 77, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.66%	0.75%	0.66%
Total annual fund operating expenses	1.76%	2.50%	2.41%
Expense reduction[e]	(0.24)%	(0.33)%	(0.24)%
Net operating expenses	1.52%	2.17%	2.17%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based upon the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current contractual advisory fees and/or expense limits, and the impact of the fund’s merger with TA IDEX Alger Aggressive Growth.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.17%, excluding 12b-1 fees.

On page 78, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$697	$1,053	$1,433	$2,495
B+	$721	$1,048	$1,402	$2,631
C	$321	$ 729	$1,265	$2,729
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$697	$1,053	$1,433	$2,495
B+	$221	$ 748	$1,302	$2,631
C	$221	$ 729	$1,265	$2,729

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

The first and second paragraphs of the section entitled “Portfolio Manager” under “Management” are hereby deleted.

* * *

TA IDEX Transamerica Growth Opportunities

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Growth Opportunities:

On page 81, in the table entitled “Average Annual Total Returns as of 12/31/04” the information showing the total return of the Russell 2500 Growth Index for the Life of the Fund is deleted and replaced with the following information: (6.78)%

On page 82, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.86%	0.42%	0.75%
Total annual fund operating expenses	2.00%	2.21%	2.54%
Expense reduction[e]	(0.25)%	(0.00)%	(0.14)%
Net operating expenses	1.75%	2.21%	2.40%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.40%, excluding 12b-1 fees.

On page 82, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$718	$1,120	$1,547	$2,730
B+	$724	$ 991	$1,285	$2,491
C	$343	$ 777	$1,338	$2,865
If the shares are not redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$718	$1,120	$1,547	$2,730
B+	$224	$ 691	$1,185	$2,491
C	$243	$ 777	$1,338	$2,865

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 83, the section entitled “Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Edward S. Han

Portfolio Manager (co)

Edward S. Han is Principal and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Han is the Co-Manager of the TA IDEX Transamerica Growth Opportunities Fund. He also manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline and is a member of the Large Growth team. He joined TIM in 1998. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine.

John J. Huber, CFA

Portfolio Manager (co)

John J. Huber is Principal and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Huber is the Co-Manager of the TA IDEX Transamerica Growth Opportunities Fund (since August 2005). He also manages institutional separate accounts in the Mid Growth Equity discipline. Mr. Huber’s analytical responsibilities include covering the Financial Services, Producer Durables, Autos and Transportation, and Materials and Processing sectors. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. He earned a B.A. from Columbia University and an M.B.A. from University of California, Los Angeles.

* * *

TA IDEX Transamerica Small/Mid Cap Value

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Small/Mid Cap Value:

The following information is added after the discussion of “Foreign Securities” under the section entitled “Principal Risks”:

Emerging Markets Risk

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

On page 86, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.44%	0.28%	0.47%

Total annual fund operating expenses	1.59%	2.08%	2.27%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	1.59%	2.08%	2.27%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.40%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%.

On page 87, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$703	$1,024	$1,368	$2,335
B+	$711	$ 952	$1,219	$2,285
C	$330	$ 709	$1,215	$2,605
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$703	$1,024	$1,368	$2,335
B+	$211	$ 652	$1,119	$2,285
C	$230	$ 709	$1,215	$2,605

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 87, the second paragraph of the section entitled “Portfolio Manager” under “Management” is hereby deleted.

* * *

TA IDEX American Century International

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX American Century International:

On page 91, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.92%	0.92%	0.92%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	1.33%	0.96%	1.28%
Total annual fund operating expenses	2.60%	2.88%	3.20%
Expense reduction[e]	(0.93)%	(0.56)%	(0.88)%
Net operating expenses	1.67%	2.32%	2.32%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.32%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.32%.

On page 91, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$710	$1,230	$1,776	$3,258
B+	$735	$1,139	$1,569	$3,165
C	$335	$ 904	$1,597	$3,443
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$710	$1,230	$1,776	$3,258
B+	$235	$ 839	$1,469	$3,165
C	$235	$ 904	$1,597	$3,443

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX Templeton Great Companies Global

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Templeton Great Companies Global:

On page 97, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.46%	0.52%	0.72%
Total annual fund operating expenses	1.61%	2.32%	2.52%
Expense reduction[e]	(0.06)%	(0.12)%	(0.32)%
Net operating expenses	1.55%	2.20%	2.20%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%.

On page 97, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$699	$1,025	$1,373	$2,351
B+	$723	$1,013	$1,329	$2,469
C	$323	$ 754	$1,312	$2,832
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$699	$1,025	$1,373	$2,351
B+	$223	$ 713	$1,229	$2,469
C	$223	$ 754	$1,312	$2,832

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX Transamerica Balanced

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Balanced:

On page 101, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.21%	0.22%	0.29%
Total annual fund operating expenses	1.36%	2.02%	2.09%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	1.36%	2.02%	2.09%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.45%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.45%.

On page 102, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$681	$ 957	$1,254	$2,095
B+	$705	$ 934	$1,188	$2,178
C	$312	$ 655	$1,124	$2,421
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$681	$ 957	$1,254	$2,095
B+	$205	$ 634	$1,088	$2,178
C	$212	$ 655	$1,124	$2,421

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 102, the second paragraph of the section entitled “Portfolio Managers” under “Management” is hereby replaced by the following:

Heidi Y. Hu, CFA, is Principal, Managing Director and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Ms. Hu is the Lead (fixed-income) Manager of the TA IDEX Transamerica Balanced Fund and the TA IDEX Transamerica Value Balanced Fund, and the Co-Manager of the TA IDEX Transamerica Flexible Income Fund. She also manages institutional separate accounts in the Balanced and Fixed Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College.

* * *

TA IDEX Transamerica Value Balanced

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Value Balanced:

The following information is added after the discussion of “Preferred Stock” under the section entitled “Principal Risks”:

Value Risk

The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

On page 105, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.35%	0.35%	0.51%
Total annual fund operating expenses	1.45%	2.10%	2.26%
Expense reduction[e]	(0.00)%	(0.00)%	(0.06)%
Net operating expenses	1.45%	2.10%	2.20%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees.

On page 106, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$689	$ 983	$1,299	$2,190
B+	$713	$ 958	$1,229	$2,265
C	$323	$ 701	$1,205	$2,590
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$689	$ 983	$1,299	$2,190
B+	$213	$ 658	$1,129	$2,265
C	$223	$ 701	$1,205	$2,590

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 106, the second paragraph of the section entitled “Portfolio Managers” under “Management” is hereby replaced by the following:

Heidi Y. Hu, CFA, is Principal, Managing Director and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Ms. Hu is the Lead (fixed-income) Manager of the TA IDEX Transamerica Balanced Fund and the TA IDEX Transamerica Value Balanced Fund, and the Co-Manager of the TA IDEX Transamerica Flexible Income Fund. She also manages institutional separate accounts in the Balanced and Fixed Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College.

* * *

TA IDEX Federated Tax Exempt

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Federated Tax Exempt:

The Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) approved a proposal to liquidate and dissolve TA IDEX Federated Tax Exempt (the “Fund”) effective on or about December 2, 2005. Upon liquidation on December 2, 2005, each remaining shareholder received (1) a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the Fund; and (2) information concerning the sources of the liquidating distribution. After such liquidating distribution is mailed, all outstanding shares of the Fund will be deemed cancelled.

Fund shareholders may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. Shareholders should consult their tax advisor for information regarding all tax consequences applicable to his or her investment in the Fund.

* * *

TA IDEX PIMCO Real Return TIPS

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX PIMCO Real Return TIPS:

On page 115, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	1.07%	0.28%	0.61%
Total annual fund operating expenses	2.09%	1.95%	2.28%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	2.09%	1.95%	2.28%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.30%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.30%.

On page 115, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$677	$1,099	$1,545	$2,781
B+	$698	$ 912	$1,152	$2,275
C	$331	$ 712	$1,220	$2,615
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$677	$1,099	$1,545	$2,781
B+	$198	$ 612	$1,052	$2,275
C	$231	$ 712	$1,220	$2,615

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX PIMCO Total Return

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX PIMCO Total Return:

On page 119, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.70%	0.70%	0.70%

Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.57%	0.27%	0.50%
Total annual fund operating expenses	1.62%	1.97%	2.20%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	1.62%	1.97%	2.20%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.30%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.30%.

On page 119, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$632	$962	$1,314	$2,306
B+	$700	$918	$1,162	$2,296
C	$323	$688	$1,180	$2,534
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$632	$962	$1,314	$2,306
B+	$200	$618	$1,062	$2,296
C	$223	$688	$1,180	$2,534

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 120, the section entitled “Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Pasi Hamalainen is responsible for the day-to-day management of the portfolio’s assets. William H. Gross heads PIMCO’s investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the portfolio.

Pasi Hamalainen, is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight. Previously, he has served as PIMCO’s head of Fixed Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm’s mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton School. He holds a bachelor’s degree in both electrical engineering and finance from the University of Pennsylvania and a master’s degree in finance from The Wharton School at the University of Pennsylvania.

* * *

TA IDEX Transamerica High-Yield Bond

The following information supplements, amends and replaces the indicated disclosure in the Prospectus relating to TA IDEX Transamerica Conservative High-Yield Bond:

At a meeting held on June 14, 2005, the Board of Trustees of Transamerica IDEX Mutual Funds approved certain changes to the principal investment strategies of the Fund to permit investment of a portion of its assets in lower quality securities, as well as a change of the Fund’s name to “TA IDEX Transamerica High-Yield Bond.”

Accordingly, effective August 1, 2005, all references to the Fund’s old name are hereby changed to “TA IDEX Transamerica High-Yield Bond.”

The following information supplements, amends and replaces the indicated disclosure in the Prospectus regarding to TA IDEX Transamerica High-Yield Bond:

The second and third paragraphs under the section entitled “Principal Policies” on page 122 of the Prospectus is replaced by the following information:

•	High-yield/high risk bonds (commonly known as “junk bonds”)

These junk bonds are high risk debt securities rated in medium or lower rating categories or determined by AUIM to be of comparable quality. However, the fund will not invest more than 10% of its assets in securities rated CCC or below (when a security is rated by several rating agencies, it will be considered “CCC” or below if half or more of these rating agencies so rate the security) or, if unrated, determined by AUIM to be of the comparable quality. If rated securities held by the fund are downgraded, AUIM will consider whether to continue to hold these securities.

The third bullet point under “Fixed-Income Securities” under the section entitled “Principal Risks” is hereby deleted in its entirety and replaced by the following:

●	Length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

The discussion of “High-Yield/High Risk Securities” under the section entitled “Principal Risks” is hereby deleted in its entirety and replaced by the following:

High Yield Debt Security Risk

High yield debt securities, or junk bonds, are securities which are rated below “investment grade” or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Fund portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the Fund’s sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

On page 123, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.32%	0.20%	0.31%
Total annual fund operating expenses	1.27%	1.80%	1.91%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	1.27%	1.80%	1.91%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.25%, excluding 12b-1 fees.

On page 124, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$598	$ 859	$1,139	$1,936
B+	$683	$ 866	$1,075	$1,977

C	$294	$ 600	$1,032	$2,233
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$598	$ 859	$1,139	$1,936
B+	$183	$ 566	$ 975	$1,977
C	$194	$ 600	$1,032	$2,233

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *

TA IDEX Transamerica Convertible Securities

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Convertible Securities:

On page 127, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.39%	0.33%	0.60%
Total annual fund operating expenses	1.49%	2.08%	2.35%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	1.49%	2.08%	2.35%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.35%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.35%.

On page 128, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$619	$ 924	$1,250	$2,170
B+	$711	$ 952	$1,219	$2,260
C	$338	$ 733	$1,255	$2,686
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$619	$ 924	$1,250	$2,170
B+	$211	$ 652	$1,119	$2,260
C	$238	$ 733	$1,255	$2,686

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 128, the second and third paragraphs of the section entitled “Portfolio Managers” under “Management” are hereby deleted.

* * *

TA IDEX Transamerica Flexible Income

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Flexible Income:

The discussion of “High-Yield/High Risk Securities” under the section entitled “Principal Risks” is hereby deleted in its entirety and replaced by the following:

High Yield Debt Security Risk

High yield debt securities, or junk bonds, are securities which are rated below “investment grade” or are not rated, but are determined to be of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund’s sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

The following information is added before the discussion entitled “Market Risk” under the section entitled “Principal Risks”:

Warrants and Rights

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

On page 132, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.30%	0.18%	0.38%
Total annual fund operating expenses	1.42%	1.95%	2.15%
Expense reduction[e]	(0.00)%	(0.00)%	(0.00)%
Net operating expenses	1.42%	1.95%	2.15%

Footnote d and footnote e under the section entitled “Fees and Expenses” are hereby amended to read as follows:

d Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, contractual advisory fees, and/or expense limits.

e Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.50%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.50%.

On page 133, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$613	$ 903	$1,214	$2,096
B+	$698	$ 912	$1,152	$2,138
C	$318	$ 673	$1,154	$2,483
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$613	$ 903	$1,214	$2,096

B+	$198	$ 612	$1,052	$2,138
C	$218	$ 673	$1,154	$2,483

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 133, the second paragraph of the section entitled “Portfolio Manager” under “Management” is hereby deleted.

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TA IDEX Transamerica Money Market

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Transamerica Money Market:

On page 136, the table entitled “Annual Fund Operating Expenses” is hereby replaced by the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[d]	Class of Shares
	A	B	C
Management fees	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.55%	0.44%	0.54%
Total annual fund operating expenses	1.30%	1.84%	1.94%
Expense reduction[e]	(0.47)%	(0.36)%	(0.46)%
Net operating expenses	0.83%	1.48%	1.48%

Footnote c and footnote d under the section entitled “Fees and Expense” are hereby amended to read as follows:

c Annual fund operating expenses are estimates based on the fund’s expenses for the fiscal year ended October 31, 2004, restated to reflect current expenses, but no longer reflect voluntary 12b-1 fee waivers that occurred in fiscal year ended October 31, 2004 that are not expected to occur in the fiscal year ending October 31, 2005.

d Contractual arrangements have been made with the fund’s investment adviser, Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2006, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 0.48%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.48%.

On page 136, the table under the heading EXAMPLE is hereby deleted and replaced by the following:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$ 85	$ 366	$ 668	$1,527
B+	$651	$ 844	$1,062	$1,988
C	$251	$ 565	$1,004	$2,227
If the shares are not redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years
A	$ 85	$ 366	$ 668	$1,527
B+	$151	$ 544	$ 962	$1,988
C	$151	$ 565	$1,004	$2,227

+ Examples for Class B shares assume conversion to Class A shares eight years after purchase.

On page 136, the section entitled “Sub-Advisory Fee” is hereby deleted in its entirety and replaced by the following:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio's average daily net assets. The percentage for the fund is as follows: 0.15% of average daily net assets.

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All Funds (except as otherwise indicated)

The following information supplements, amends and replaces the indicated disclosure regarding all funds throughout the Prospectus:

In Section A, the last paragraph under the section entitled “Additional Information” is hereby amended to read as follows:

A discussion regarding the basis of TA IDEX’s Board of Trustees’ approval of the fund’s advisory arrangement is available in TA IDEX’s semi-annual report for the period ended April 30, 2005.

The following information supplements, amends and replaces the indicated disclosure in the Prospectus regarding the four Asset Allocation portfolios:

In Section A, the paragraph under the caption titled “Disclosure of Portfolio Holdings” is hereby amended to read as follows:

A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com within two weeks after the end of each month. The information generally will remain online for up to four months, or as otherwise consistent with applicable regulations.

The following information supplements, amends and replaces the indicated disclosure in the Prospectus regarding all funds except the four Asset Allocation portfolios:

In Section A, the paragraph under the caption titled “Disclosure of Portfolio Holdings” is hereby amended to read as follows:

A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

The following information supplements, amends, and replaces all discussions of “Foreign Securities” under the sections entitled “Principal Risks” throughout the Prospectus (except for TA IDEX Transamerica Money Market):

Foreign Securities

Investments in foreign securities, including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

●	changes in currency values
●	currency speculation
●	currency trading costs
●	different accounting and reporting practices
●	less information available to the public
●	less (or different) regulation of securities markets
●	more complex business negotiations
●	less liquidity
●	more fluctuations in prices
●	delays in settling foreign securities transactions
●	higher costs for holding shares (custodial fees)
●	higher transaction costs
●	vulnerability to seizure and taxes
●	political instability and small markets
●	different market trading days

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The following information supplements, amends, and replaces all discussions of “Fixed-Income Securities” under the sections entitled “Principal Risks” throughout the Prospectus:

Fixed-Income Securities

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:

●	fluctuations in market value
●	changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise
●	length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates
●	issuers defaulting on their obligations to pay interest or return principal

The following information supplements, amends, and replaces all discussions of “Convertible Securities” under the sections entitled “Principal Risks” throughout the Prospectus:

Convertible Securities

Convertible securities may include corporate notes or preferred stock, but ordinarily are long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

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The following information supplements, amends and replaces the indicated disclosure in Section B of the Prospectus:

The second sentence of the discussion under the caption “Regulatory Proceedings” is hereby amended to read as follows:

As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation.

* * *

The first sentence of the fourth paragraph under the caption “Investment Adviser” is hereby amended to read as follows:

TFAI is directly-owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly-owned subsidiaries of AEGON N.V.

* * *

The first four paragraphs under the caption “Opening An Account” and the adjacent table are hereby amended to read as follows:

Fill out the New Account Application which is included in this prospectus or available on our website. TA IDEX requires all applications to include an investment representative or an approved broker/dealer of record. An approved broker/dealer is one that is providing services under a valid dealer sales agreement with the funds' distributor.

IRAs and other retirement plan accounts require different applications, which you can request by calling 1-888-233-4339 or visiting www.transamericaidex.com.

TA IDEX or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker/dealer.

Note: To help the U.S. government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if an individual), residential address and Social Security Number or taxpayer identification number. If there are authorized traders on your account, please provide this information for each trader. If you do not provide this information, your account will not be established. If TA IDEX cannot verify your identity within 30 days from the date your

MINIMUM INVESTMENT*

Type of Account	Minimum Initial Investment (per fund account)	Minimum Subsequent Investment (per fund account)**
Regular Accounts	$1,000	$50
IRA, Roth IRA or Coverdell ESA	$1,000	$50
Employer-sponsored Retirement Plans (includes 403(b), SEP and SIMPLE IRA plans)	$1,000	$50
Uniform Gift to Minors (UGMA) or Transfer to Minors (UTMA)	$1,000	$50
Automatic Investment Plan	$0	$50

* TA IDEX reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

** Minimum per monthly fund account investment.

Note: The minimum may be waived for certain payroll deduction investments and if a participant of an employer-sponsored retirement plan limits his or her salary deferral contribution to one fund account.

* * *

The first sentence under the caption “Buying Shares” is hereby amended to read as follows:

TA IDEX or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker/dealer.

The second sentence of the sixth bullet point under the heading “By Check” is hereby amended to read as follows:

Cashier checks, starter checks and third-party checks may be accepted, subject to approval by TA IDEX.

The second sentence under the heading “By the Internet” is hereby amended to read as follows:

The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be accepted. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link).

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The following information supplements, amends and replaces the indicated disclosure in Section B of the Prospectus under the caption “Selling Shares”:

The following is added to the first sentence of the bullet point under the heading “Direct Deposit –ACH”:

The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) redemptions will be accepted. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link).

The following is added to the first sentence of the bullet point under the heading “Direct Deposit –Wire”:

The electronic bank link must be established in advance. Otherwise, a signature guarantee will be required. (Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link).

The following is added to the end of the first bullet point under the heading “Check to Address of Record”:

If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

The following is added to the first sentence of the second bullet point under the heading “Check to Address of Record”:

The electronic bank link option must be established in advance before ACH redemptions will be accepted. Call Customer Service (1-888-233-4339) or visit our website at www.transamericaidex.com for information on how to establish an electronic bank link.

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The following information supplements, amends and replaces the indicated disclosure in the last bullet point on page 140 of the Prospectus under the caption “Your Request to Sell Your Shares and Receive Payment May Be Subject To”:

The ability to request a 2-day express delivery of withdrawal checks is no longer available. In addition, the P.O. Box overnight delivery option is no longer available.

The following information supplements, amends and replaces the indicated disclosure in Section B of the Prospectus under the caption “Exchanging Shares”:

The following is added after the fourth bullet point:

•	If exchanging all shares, any active systematic plan will carry over unless otherwise instructed.

* * *

The following information supplements, amends and replaces the indicated disclosure in section B of the Prospectus under the caption “Redemption Fees”:

The first two sentences under the heading “Redemption Fee Assessment” are hereby deleted and replaced by the following:

A short-term trading redemption fee may be assessed on any fund shares in a fund account that are redeemed (whether voluntarily or involuntarily, and including redemptions that are part of an exchange transaction) during the first five (5) New York Stock Exchange trading days following their purchase date.

The first sentence under the heading “Redemptions through Financial Intermediaries” is hereby deleted and replaced by the following:

Except as otherwise provided, you are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of a fund or you are investing indirectly in a fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a tax-deferred savings plan such as a retirement plan (other than a 401(k) retirement plan) or a 529 college savings plan that maintains a master account (an “Omnibus Account”) with the fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect each fund's redemption fee on the fund's behalf from their customers' accounts.

The following is added to under the heading “Waiver/Exceptions/Changes”:

Currently, TA IDEX does not impose redemption fees on redemption transactions made by investors in 401(k) retirement plans.

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The following information supplements, amends and replaces the indicated disclosure in Section B of the Prospectus under the caption “Features and Policies”:

The fourth paragraph under the heading “Checking Writing Service (For Class A shares of TA IDEX Transamerica Money Market Only)” is hereby amended to read as follows:

The checkwriting service is not available for IRAs, Coverdell ESAs, qualified retirement plans or Class B or Class C shares of TA IDEX Transamerica Money Market.

The sixth bullet point under the heading “Minimum Account Balance” is hereby deleted and replaced by the following:

•	State Street Custodial Accounts

•	Coverdell ESA accounts

The paragraph under the heading “Retirement (Fiduciary) Account Maintenance Fees” is hereby amended to read as follows:

RETIREMENT AND ESA STATE STREET ACCOUNT MAINTENANCE FEES

Retirement plan and ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. An A-share account which only holds shares converted from a B-share account, and such B-share account, shall be considered one fund account for purposes of this fee. The fee is waived if the total of the retirement plan and ESA account(s)' value per Social Security Number is more than $50,000.

The first bullet point under the heading “Signature Guarantee” is hereby amended to read as follows:

•	You request a redemption transaction totaling more than $100,000.

The third sentence under the heading “Employer Sponsored Accounts” is hereby amended to read as follows:

Documentation for allocations submitted online or in writing from your employer will be used to allocate your contributions.

The following information supplements, amends and replaces the indicated disclosure in Section B of the Prospectus under the caption “Pricing of Shares”:

The second sentence of the second paragraph under the caption “When Share Price is Determined” is hereby amended to read as follows:

Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

The third paragraph under the caption “When Share Price is Determined” is hereby amended to read as follows:

Orders for shares of the TA IDEX Asset Allocation funds and corresponding orders for the TA IDEX underlying funds are priced on the same day when orders for shares of the asset allocation funds are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the asset allocation funds before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding TA IDEX underlying funds on the same day, so that both orders generally will receive that day's NAV.

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The following information supplements, amends and replaces the indicated disclosure in Section B of the Prospectus under the caption “Choosing a Share Class”:

The second sentence of the second paragraph under the heading “Class A Shares – Front Load” is hereby amended to read as follows:

However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a qualified retirement plan. Other substantial investments may enable you to purchase Class A shares at a reduced sales charge. See the section entitled “Waivers and/or Reductions of Charges” in this prospectus.

The third sentence of the first paragraph under the heading “Class C Shares – Level Load” is hereby amended to read as follows:

Class C shares (formerly Class L shares) purchased prior to March 1, 2004 are subject to the prior CDSC fee structure which was a 2% CDSC if shares are redeemed during the first 12 months, and a 1% CDSC if redeemed during the second 12 months.

The following sentence is hereby added at the end of the discussion under the heading “Class C Shares – Level Load”:

Effective June 27, 2005, the maximum purchase order in Class C shares is $999,999.99.

* * *

The following information supplements, amends and replaces the indicated disclosure in Section B of the Prospectus under the caption “Waivers And/Or Reductions of Charges”:

The following is added to the end of the fourth bullet point under the heading “Class A and Class T Sales Charge Reductions”:

Qualified group accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the qualified group.

The following is added to the end of the fifth bullet point under the heading “Class A and Class T Sales Charge Reductions”:

SIMPLE IRA plan accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the SIMPLE IRA plan.

The following is added to the end of the fifth bullet point under the heading “Waiver of Class A and T Initial Sales Charges”:

These accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the qualified retirement plan.

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The following information supplements, amends and replaces the indicated disclosure in Section B of the Prospectus under the caption “Distribution and Taxes”:

The paragraph under the heading “Non-Resident Alien Withholding” is hereby amended to read as follows:

If you are a non-U.S. investor, you must provide a U.S. mailing address to establish an account unless your broker/dealer firm submits your account through the National Securities Clearing Corporation. Your broker/dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker/dealer and returned to us before future purchases can be accepted. Shareholders that are not U.S. investors under the federal tax laws may be subject to U.S. withholding and are generally subject to U.S. tax certification requirements. Additionally, a valid W-8BEN form and documentary evidence is required if you are not a U.S. citizen or U.S. resident alien.

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The following information supplements, amends and replaces the indicated disclosure on page 150 of the Prospectus under the caption “Asset Allocation Funds”:

The paragraph under the caption “Asset Allocation Funds” is hereby amended to read as follows:

The asset allocation funds, TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Moderate Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio and TA IDEX Asset Allocation – Growth Portfolio, as well as AEGON/Transamerica Series Trust (“ATST”) Asset Allocation – Conservative Portfolio, ATST Asset Allocation – Growth Portfolio, ATST Asset Allocation – Moderate Growth Portfolio, and ATST Asset Allocation – Moderate Portfolio, may own a significant portion of the shares of a TA IDEX fund. Transactions by the asset allocation funds may be disruptive to the management of an underlying TA IDEX fund.

* * *

The following information supplements, amends and replaces the indicated disclosure on page 1 of Appendix A to the Prospectus:

The discussion under the caption “Diversification” on page 1 of Appendix A to the Prospectus is hereby amended to read as follows:

The Investment Company Act of 1940 (“1940 Act”) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund’s assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

All of the funds (except TA IDEX Clarion Global Real Estate Securities, TA IDEX Salomon All Cap, TA IDEX Great Companies – AmericaSM, TA IDEX T. Rowe Price Health Sciences, TA IDEX PIMCO Real Return TIPS and TA IDEX Great Companies – TechnologySM) qualify as diversified funds under the 1940 Act.

TA IDEX Salomon All Cap, TA IDEX Great Companies – AmericaSM, TA IDEX Great Companies – TechnologySM, TA IDEX Clarion Global Real Estate Securities, TA IDEX PIMCO Real Return TIPS and TA IDEX T. Rowe Price Health Sciences each reserves the right to become a diversified investment company (as defined by the 1940 Act).

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Investors Should Retain This Supplement For Future Use